Property Held for Lease, Net of Accumulated Depreciation and Impairment - Summary of Property Held for Lease, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Property held for lease	$ 289,800	$ 220,259
Less: accumulated depreciation	(239,522)	(158,507)
Property held for lease, net of accumulated depreciation and impairment	$ 50,278	$ 61,752